Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 289,899	$ 298,106	$ 1,165,793	$ 189,210
Accounts receivable	112,481	125,105
Other receivables	270,585	268,089	70,670	3,423
Prepaid expenses and other current assets	26,382	68,367	65,574	14,677
Total current assets	699,347	759,667	1,302,037	207,310
Non-current assets:
Leasehold improvements and equipment, net	42,588	53,976	100,656	24,192
Operating lease right-of-use assets	594,000	712,088	415,770
Deferred tax assets, net				129,812
Total non-current assets	636,588	766,064	516,426	154,004
Total assets	1,335,935	1,525,731	1,818,463	361,314
Current liabilities:
Deferred revenue	302,885	253,889	509,385	147,269
Accounts payable, other payables and accruals	149,534	179,077	227,565	19,896
Current operating lease liabilities	253,847	270,556	173,292
Income tax payable	1,600	16,509	28,694
Amount due to related parties	499,993	388,839	444,802	372,585
Total current liabilities	1,207,859	1,108,870	1,383,738	539,750
Non-current liabilities:
Non-current operating lease liabilities	340,153	441,532	242,478
Total non-current liabilities	340,153	441,532	242,478
Total liabilities	1,548,012	1,550,402	1,626,216	539,750
EQUITY (DEFICIT)
Share capital	30,273	30,273	30,273	30,273
Additional paid in capital	(1,140)	(1,140)	(1,140)	(1,140)
Foreign currency translation reserve	27,504	23,751	89	3,345
Retained earnings (Deficit)	(268,714)	(77,555)	163,025	(210,914)
Total equity (deficit)	(212,077)	(24,671)	192,247	(178,436)
Total liabilities and equity	$ 1,335,935	$ 1,525,731	$ 1,818,463	$ 361,314